Basic and diluted loss per share - Summary of Basic and Diluted Loss Per Share Computation (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (35,184)	$ (16,579)	$ (29,811)
Less: recovery of fair value of liability classified awards			(153)
Diluted loss available to common shareholders	$ (35,184)	$ (16,579)	$ (29,964)
Weighted average number of common shares for basic loss per share	44,275,800	35,148,303	33,192,480
Plus: incremental shares from assumed exercise			35,444
Diluted weighted average number of common shares for diluted loss per share	44,275,800	35,148,303	33,227,924
Loss per share – basic and diluted	$ (0.79)	$ (0.47)	$ (0.90)